Non-current provisions and other non-current financial and non-financial liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Non-current provisions and other non-current financial and non-financial liabilities
Schedule of development of non-current provisions

Development of non-current provisions
in € K
		Foreign	Changes in
	January 1,	currency	consolidation					December 31,
	2025	translation	group	Utilized	Reversed	Additions	Reclassifications	2025

Self-insurance programs	116,848	(13,159)	—	—	—	92	(12,166)	91,615
Personnel expenses	53,068	(3,502)	—	(5,227)	(663)	30,675	(24,059)	50,292
Asset retirement obligations	12,966	(876)	—	(180)	(26)	685	26	12,595
Interest payable related to income taxes	4,930	(314)	—	—	—	5,972	—	10,588
Other non-current provisions	8,704	(416)	—	(1,395)	(3,270)	4,638	—	8,261
Non-current provisions	196,516	(18,267)	—	(6,802)	(3,959)	42,062	(36,199)	173,351

For further information regarding self-insurance programs, see note 2 d).

Schedule of other non-current financial liabilities

Other non-current financial liabilities
in € K
	2025	2024

Put option liabilities	155,035	491,910
Variable payments outstanding for acquisitions	3,023	6,806
Other	24,108	39,969
Other non-current financial liabilities	182,166	538,685

Schedule of other financial liabilities

Other non-current liabilities
in € K
	2025	2024

Labor Expense non-current	104,578	121,731
Deferred Income	9,760	34,018
Other	33,225	21,898
Other non-current liabilities	147,563	177,647